Capital Structure and Financial Risk and Related Items - Financial risk factors (Details) - Foreign Currency - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
USD
Financial risk factors
Possible change increase (as a percentage)	10.00%
Possible change decrease (as a percentage)	(10.00%)
Possible increase	$ 2,616	$ 2,747	$ 2,853
Possible decrease	$ (2,616)	(2,747)	(2,853)
EUR
Financial risk factors
Possible change increase (as a percentage)	2.00%
Possible change decrease (as a percentage)	(2.00%)
Possible increase	$ 885	897	934
Possible decrease	$ (885)	$ (897)	$ (934)